Deferred Tax Liability - Schedule of Deferred Tax Liability Recognized and Movements (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Schedule of Deferred Tax Liability Recognized and Movements [Abstract]
Beginning Balance		$ 735	$ 885
Acquisition of a subsidiary (note 14(b))				992
Credit to profit or loss (note 11)	(106)	(140)	(141)	(106)
Reclassified as liabilities associated with assets classified as held for sale (note 15)		(599)
Exchange realignment		4	(9)	(1)
Ending Balance			$ 735	$ 885